TCW Global Flexible Allocation Fund
TCW Global Flexible Allocation Fund
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation. The Corporation's Board of Directors may change this investment objective without shareholder approval.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - TCW Global Flexible Allocation Fund (USD $)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TCW Global Flexible Allocation Fund		Class I	Class N
Management fees		none	none
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		3.57%	24.41%
Estimated acquired funds fees and expenses		0.90%	0.90%
Total annual fund operating expenses	[1]	4.47%	25.56%
Fee Waiver [and/or Expense Reimbursement]	[2]	2.34%	23.43%
Net Expenses	[2]	2.13%	2.13%
[1]	In addition to the "Other expenses" which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expenses from investing in the underlying fund are based on its average invested balance in each underlying fund is as shown in the table. Certain of the underlying funds' expenses reflect fee reductions and waivers.
[2]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.23% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2012 through February 28, 2013. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - TCW Global Flexible Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	216	1,141	2,075	4,455
Class N	216	4,449	7,121	10,244

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59.27% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund's emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to do this by investing in a combination of other funds — the "Underlying Funds" — through the implementation of a strategic asset allocation strategy. These funds include the TCW Funds and Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and Metropolitan West Total Return Bond Funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and the Fund's Advisor are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor's four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds in which the Fund invests, in turn, invest principally in equity securities of both U.S. and non-U.S. companies of any capitalization that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The Fund invests between 50% and 100% of its net assets in equity Underlying Funds and international equity ETFs.

The fixed income Underlying Funds in which the Fund invests, in turn, invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes and debentures; mortgage-backed securities; asset-backed securities; foreign securities (government and corporate); other securities bearing fixed or variable interest rates of any maturity; and high yield/below investment grade bonds, commonly known as "junk bonds". The Fund invests between 10% and 50% of its net assets in fixed income Underlying Funds.

The Fund is a "fund of funds." The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The Fund may also invest in ETFs and ETNs. ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund's allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund based on the risks of the Underlying Funds that can cause a decline in value are:

•	underlying fund risk: the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

•	allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of Underlying Funds.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company's financial condition and in overall market economic and political conditions.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund's yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	foreign investing risk: the risk that Fund shares will fluctuate with market conditions, currencies and the political climates where investments are made.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

ETF and ETN risk: the risk that the value of the Fund's investment will fluctuate in response to performance of the ETFs or ETNs owned by the Fund, and the Fund's shareholders will indirectly bear a proportionate share of the ETF's or ETN's expenses, in addition to paying the Fund's expenses.

Please see "Principal Risks and Risk Definitions" for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund's investment results have varied from year to year and the table shows how the Fund's average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows performance of the Fund's Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	14.97%	(quarter ended 6/30/2009)
Lowest	-17.38%	(quarter ended 12/31/2008)

Average Annual Total Returns (For the period ended December 31, 2011)
Average Annual Total Returns - TCW Global Flexible Allocation Fund		1 Year	5 Years	Since Inception	Inception Date
Class I		(5.40%)	(3.00%)	(2.78%)	Nov. 16, 2006
Class I - After taxes on distributions		(6.04%)	(3.38%)	(3.18%)	Nov. 16, 2006
Class I - After taxes on distributions and sale of fund shares		(3.34%)	(2.69%)	(2.51%)	Nov. 16, 2006
Class N		(5.48%)	(3.00%)	(2.78%)	Nov. 16, 2006
75% MSCI World Index/25% Citigroup World Government Bond Index	[1]	(2.05%)	0.73%	1.15%
[1]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets of 23 countries in North America, Europe and the Asia Pacific Region. The Citigroup World Government Bond Index is a market-capitalization-weighted index that tracks the performance of 22 investment grade government bond markets.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).